Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
Property and Equipment	Estimated Useful Life
Fixtures	Shorter of 3 years or lease term
Tooling and equipment	5 years
Computers and other equipment	3 years
Vehicles	5 years